Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities Table
Schedule of marketable securities
	December 31,
	2019	2018

Balance, begin of period	$719	$787
Investment in marketable securities	-	289
Disposition of marketable securities at fair value	(518)	(154)
Change in fair value of marketable securities	(131)	(140)
Foreign currency translation adjustment	34	(63)
Balance, end of period	$104	$719